Acquisitions, Dispositions And Other Adjustments (Tables)	12 Months Ended
Dec. 31, 2015
Acquisitions, Dispositions And Other Adjustments
Schedule of Business Acquisitions, by Acquisition [Table Text Block]

Assets acquired
Cash	$4,797
Accounts receivable	2,011
All other current assets	1,535
Property, plant and equipment (including satellites)	9,301
Intangible assets not subject to amortization
Orbital slots	11,946
Trade name	1,382
Intangible assets subject to amortization
Customer lists and relationships	19,505
Trade name	2,905
Other	457
Investments and other assets	2,360
Goodwill	34,427
Total assets acquired	90,626

Liabilities assumed
Current liabilities, excluding current portion of long-term debt	5,693
Long-term debt	20,585
Other noncurrent liabilities	16,585
Total liabilities assumed	42,863
Net assets acquired	47,763
Noncontrolling interest	(354)
Aggregate value of consideration paid	$47,409

Business Acquisition, Pro Forma Information [Table Text Block]
	(Unaudited)
	Year Ended
	December 31,
	2015	2014
Total operating revenues[1]	$165,694	$165,595
Net Income Attributable to AT&T	12,683	6,412

Basic Earnings Per Share Attributable to AT&T	$2.06	$1.04
Diluted Earnings Per Share Attributable to AT&T	$2.06	$1.04
[1]	Reflects revenue declines resulting from our fourth-quarter 2014 sale of our Connecticut wireline operations.